UNSECURED DEBT AND RELATED DERIVATIVES - 2021 debentures (Details) - CAD ($) $ in Thousands	Jan. 04, 2021	Dec. 31, 2022	Dec. 31, 2021
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,991,651	$ 2,434,136
2021 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 250,000
Premium on redemption of debenture	4,000
Debt instrument settlement amount	$ 18,800